Note 6 - Investments in Juanicipio (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of carrying amount of investments in associates [text block]
	December 31,	December 31,
	2019	2018
Joint venture oversight expenditures incurred 100% by MAG	$345	$330
Cash contributions to Minera Juanicipio (1)	53,200	23,583
Total for the year	53,545	23,913
Equity pick up of current income for the year (2)	1,884	227
Balance, beginning of year	81,214	57,074
Balance, end of year	$136,643	$81,214

Disclosure of financial information of investments in associates [text block]
	December 31,	December 31,
	2019	2018

Cash and cash equivalents	$29,601	$16,715
IVA and other receivables	19,163	9,146
Prepaids	101	-
Total current assets	48,865	25,861
Right-of-use asset	8	-
Minerals, surface rights, exploration & development expenditures	261,023	161,975
Total assets	$309,896	$187,836

Payables to Peñoles and other vendors	$5,600	$5,736
Lease liability	9	-
Total current liabilities	5,609	5,736
Provision for reclamation and remediation costs	725	450
Deferred income tax liability	3,288	6,515
Total liabilities	9,622	12,701
Shareholders equity	300,274	175,135
Total liabilities and equity	$309,896	$187,836

Disclosure of associate operations [text block]
	December 31,	December 31,
	2019	2018

Income for the year before income tax	$946	$80
Deferred income tax benefit	3,337	436

Income for the year	$4,283	$516

MAG's 44% equity pick up	$1,884	$227